Note 3 - Fair Value Measurements (Details) - Summary of the Valuation Techniques for Fair Value of Preferred Stock Warrant Liabilities (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Preferred stock warrant liabilities	624,000	$ 686,000
Preferred Stock Warrant Liabilities [Member] | Warrant [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Preferred stock warrant liabilities	Black-Scholes
	Black-Scholes
Preferred Stock Warrant Liabilities [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Preferred stock warrant liabilities	624,000
Warrant [Member] | Minimum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
	0.04
	(0.04)
	70.60%
	(70.60%)
Warrant [Member] | Maximum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
	0.44
	(0.44)
	84.20%
	(84.20%)
Warrant [Member] | Weighted Average [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
	0.06
	(0.06)
	76.00%
	(76.00%)
Warrant [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Preferred stock warrant liabilities	option pricing
	option pricing